OTHER ASSETS - Schedule of Other Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Operating lease assets
Property, plant and equipment:
Property, plant and equipment	£ 4,196
The Group
Property, plant and equipment:
Property, plant and equipment	7,898	£ 8,317
Settlement balances	52	202
Prepayments	905	1,030
Other assets	744	660
Other assets	9,599	10,209
The Group | Investment properties
Property, plant and equipment:
Property, plant and equipment	4	4
The Group | Premises
Property, plant and equipment:
Property, plant and equipment	803	866
The Group | Equipment
Property, plant and equipment:
Property, plant and equipment	1,627	2,055
The Group | Operating lease assets
Property, plant and equipment:
Property, plant and equipment	4,196	3,958
The Group | Right-of-use assets
Property, plant and equipment:
Property, plant and equipment	1,268	1,434
The Bank
Property, plant and equipment:
Property, plant and equipment	2,571	3,098
Settlement balances	51	100
Prepayments	488	443
Other assets	363	211
Other assets	3,473	3,852
The Bank | Investment properties
Property, plant and equipment:
Property, plant and equipment	0	0
The Bank | Premises
Property, plant and equipment:
Property, plant and equipment	509	541
The Bank | Equipment
Property, plant and equipment:
Property, plant and equipment	1,372	1,779
The Bank | Operating lease assets
Property, plant and equipment:
Property, plant and equipment	0	0
The Bank | Right-of-use assets
Property, plant and equipment:
Property, plant and equipment	£ 690	£ 778